Label	Element	Value
Prospectus:	rr_ProspectusTable
Supplement [Text Block] [Text Block]	ck0000898745_SupplementTextBlockTextBlock
Principal Exchange-Traded Funds
Supplement dated September 15, 2017
to the Statutory Prospectus dated November 1, 2016 as revised May 2, 2017
(as supplemented July 1, 2017)
This supplement updates information currently in the Statutory Prospectus. Please retain this supplement for future reference.

Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2016
Entity Registrant Name	dei_EntityRegistrantName	Principal Exchange-Traded Funds
Central Index Key	dei_EntityCentralIndexKey	0001572661
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 15, 2017
Document Effective Date	dei_DocumentEffectiveDate	Sep. 15, 2017
Prospectus Date	rr_ProspectusDate	Nov. 01, 2016
Principal Exchange-Traded Funds | Principal EDGE Active Income ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL EDGE ACTIVE INCOME ETF
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Effective October 2, 2017, delete the Annual Fund Operating Expenses table and footnote and replace with the following:
Principal Exchange-Traded Funds | Principal EDGE Active Income ETF | Principal EDGE Active Income ETF, Share Class
Prospectus:	rr_ProspectusTable
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.65%
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	0.65%	[1]
Principal Exchange-Traded Funds | Principal Healthcare Innovators Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL HEALTHCARE INNOVATORS INDEX ETF
Strategy [Heading]	rr_StrategyHeading	In the Principal Investment Strategies section, delete the second paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To be eligible for inclusion in the Index, a security must be a component of the Nasdaq US Benchmark Index and each security must be classified as Health Care according to the Industry Classification Benchmark (ICB). Securities are ranked based upon their market capitalization and liquidity. The index is evaluated semiannually in April and October and employs a modified market capitalization weighting methodology. Final eligible securities receive a maximum weight of 3% and all excess weight is distributed proportionally across the remaining index securities.
NASDAQ (the “Index Provider”) developed the Index methodology with input from PGI. The Index Provider sponsors and owns the Index, determines the composition and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index. The Index Provider is not affiliated with the Fund or PGI. More detailed information about the Index methodology is provided under "Fund Account Information" in the prospectus.

Principal Exchange-Traded Funds | Principal Millennials Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL MILLENNIALS INDEX ETF
Strategy [Heading]	rr_StrategyHeading	In the Principal Investment Strategies section, delete the second paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To be eligible for inclusion in the Index, a security must be a component of the Nasdaq Global Index. However, a security that is not a component of the Nasdaq Global Index may be eligible if it is listed on an eligible global exchange and otherwise meets all of the eligibility criteria. Each security's exposure to Millennials is determined using a proprietary, multi-step research process. Each company is identified as having low, medium, or high exposure to Millennials based on the materiality of the company's exposure to Millennial-related themes and the potential role of Millennials in driving long-term growth. To be eligible for the Index, a security must have high or medium exposure to Millennials. "Medium exposure" means that Millennials-related products, technologies, services and solutions are an important factor of the company's business model, strategy and research and development, and are material to sales and/or growth. "High exposure" means that Millennials-related products, technologies, services and solutions are core to the company's business model, strategy and research and development, and are material to sales and/or growth. Securities of companies having high exposure to Millennials receive 70% of the weight of the index, and securities of companies having medium exposure to Millennials receive 30% of the weight of the index. The Index is evaluated once per year in March, and securities must have a minimum market capitalization of $200M in order to be included.
NASDAQ (the “Index Provider”) developed the Index methodology with input from PGI. The Index Provider sponsors and owns the Index, determines the composition and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index. The Index Provider is not affiliated with the Fund or PGI. More detailed information about the Index methodology is provided under "Fund Account Information" in the prospectus.

Principal Exchange-Traded Funds | Principal Price Setters Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL PRICE SETTERS INDEX ETF
Strategy [Heading]	rr_StrategyHeading	In the Principal Investment Strategies section, delete the second paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To be eligible for inclusion in the Index, a security must be a component of the Nasdaq US Large Mid Cap Index (NQUSBLM) and must be a top 550 name by market capitalization. Securities are ranked based upon the following eleven factors: Earnings per share ("EPS") Growth (1 year), EPS Growth (3 year), operating margin, operating margin growth (1 year), 12 months return volatility, sales growth (3 year), return on equity, the coefficient of variation of 7 year EPS, earning quality, the standard deviation of 7 year operating margin, and the coefficient of variation of second fiscal year EPS estimate. The average of the 11 factor scores is taken to create one score in a scale of 1 to 10 (1 = best). Then, a final rank is created based upon the average score of each security, with full market cap determining the outcome if there is a tie. Lastly, the top 150 securities by final rank are selected. The Index employs a modified equal dollar weighting methodology such that securities in the top 50 by rank receive 50% of the index weight, the top 51-100 receive 35% of the index weight, and the top 101-150 receive 15% of the index weight. Each security’s Index market value is rebalanced in March; in short, the top 50 names receive a weight of 1.0% each, the following 51-100 securities receive a weight of 0.7% each and the following 101-150 securities receive a weight of 0.3% each.
NASDAQ (the “Index Provider”) developed the Index methodology with input from PGI. The Index Provider sponsors and owns the Index, determines the composition and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index. The Index Provider is not affiliated with the Fund or PGI. More detailed information about the Index methodology is provided under "Fund Account Information" in the prospectus.

Principal Exchange-Traded Funds | Principal Shareholder Yield Index ETF
Prospectus:	rr_ProspectusTable
Risk/Return [Heading]	rr_RiskReturnHeading	PRINCIPAL SHAREHOLDER YIELD INDEX ETF
Strategy [Heading]	rr_StrategyHeading	In the Principal Investment Strategies section, delete the second paragraph and replace with the following:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
To be eligible for inclusion in the Index, a security must be a component of the Nasdaq US Large MidCap Index and the security must have paid a regular dividend in the prior year. Securities are ranked based upon the following nine factors: dividend yield, buyback yield, dividend payout per share, free cash flow to price, free cash flow growth 3-year Sharpe ratio, EBITDA to debt, dividend yield historical valuation (3-year and 5- year), dividend growth (1-year, 3-year and 5-year), and free cash flow (1-year, 3-year and 5-year). The final rank is used to determine a final decile score, and securities in the top two deciles are then selected. The Index employs a modified equal dollar weighting methodology such that securities in the top two deciles receive 65% and 35% of the index weight, respectively. Each security’s Index market value is rebalanced in March to an equal dollar value corresponding to an equal percent weight within each decile.
NASDAQ (the “Index Provider”) developed the Index methodology with input from PGI. The Index Provider sponsors and owns the Index, determines the composition and relative weightings of the securities in the Index, and publishes information regarding the market value of the Index. The Index Provider is not affiliated with the Fund or PGI. More detailed information about the Index methodology is provided under "Fund Account Information" in the prospectus.

[1]	The investment management agreement (the “Management Agreement”) between the Fund and Principal Global Investors, LLC (“PGI”) provides that, for the duration of the Management Agreement, PGI will pay all operating expenses of the Fund, except for the Management Fee, payments made under each Series 12b-1 plan (if or when such fees are imposed), brokerage commissions and other expenses connected to the execution of portfolio transactions, interest expense, taxes, acquired fund fees and expenses, litigation expenses and other extraordinary expenses.